Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2020
Principles of Consolidation and Basis of Presentation

Principles of Consolidation and Basis of Presentation

The interim unaudited condensed consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The interim unaudited condensed consolidated financial statements have been prepared on the same basis as the annual audited consolidated financial statements except for the adoption of Accounting Standards Codification (“ASC”) 326 Financial Instruments — Credit Losses as described below. In the opinion of management, all adjustments, consisting of normal recurring adjustments necessary for the fair statement of results for the periods presented, have been included. The results of operations of any interim period are not necessarily indicative of the results of operations for the full year or any other interim period.

The comparative year-end condensed balance sheet data was derived from the annual audited consolidated financial statements, but is condensed to the same degree as the interim condensed balance sheet data.

The interim unaudited condensed consolidated financial statements and related disclosures have been prepared with the presumption that users have read or have access to the annual audited consolidated financial statements for the preceding fiscal year.

The preparation of interim unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the interim unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are used in determining items such as useful lives of property, plant and equipment, write-down of inventories, allowance for doubtful accounts, share-based compensation, impairments of long-lived assets, impairment of other intangible asset and goodwill, income tax expenses, tax valuation allowances, revenues and cost accruals from research and development projects. Actual results could differ from those estimates.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Group has adopted ASU 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) on January 1, 2020, which replaced the incurred loss methodology with an expected loss methodology that was referred to as the current expected credit loss (“CECL”) methodology. The measurement of expected credit losses under the CECL methodology was applicable to financial assets measured at amortized cost, including accounts receivable and other receivables. ASU 2016-13 did not have a material impact to the Group’s condensed consolidated financial statements.